Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying amount
Due after 1 year through 5 years	¥ 26	¥ 4
Due after 5 years through 10 years
Due after 10 years
Total	26	4
Fair Value
Due after 1 year through 5 years	26	4
Due after 5 years through 10 years
Due after 10 years
Total	¥ 26	¥ 4